Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Management fee income	Management fee income

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
LVS	$—	$—	$1
Fellow subsidiaries	5	4	3
	$5	$4	$4

Management fee expense	Management fee cost

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
LVS	$19	$10	$16
Fellow subsidiaries	7	3	5
	$26	$13	$21

Related party balances	Year-end balances between the Group and related companies

	December 31,
	2020	2021
	(US$ in millions)
Receivables from a related company:
LVS	$1	$—

The receivables from a related company are unsecured, interest-free and have a credit term of 45 days.

		December 31,
		2020	2021
	Note	(US$ in millions)
Payables to related companies:
LVS		$—	$1
Intermediate holding company		3	4
	20	$3	$5